INVENTORY	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
INVENTORY

5.	INVENTORY

As at	September 30, 2024	December 31, 2023
Finished goods	$1,473,771	$904,858
Parts	36,600	691,678
	$1,510,371	$1,596,536

During the three and nine months ended September 30, 2024, $1,152,068 (2023 - $927,912) and $3,296,218 (2023 – $3,199,976) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $176,422 (2023 - $77,047) and $459,591 (2023 - $199,647) respectively.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2024

Expressed in Canadian Dollars (unaudited)

5.	INVENTORY (CONT’D)

Cost of sales consist of the following:

For the nine months ended	September 30, 2024	September 30, 2023
Inventory	$3,296,218	$3,199,976
Consulting and services	418,035	468,959
Other	51,176	164,373
	$3,765,429	$3,833,308